ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade and other payables	$ 42,947	$ 44,048
Accrued liabilities	25,522	40,165
Payroll related liabilities	10,015	10,410
Total	$ 78,484	$ 94,623